                       GENERAL AMERICAN CAPITAL COMPANY
                             PROSPECTUS SUPPLEMENT
                             Dated October 2, 1998


This page supplements the General American Capital Company Prospectus dated May 1, 1998, as set forth below. Please keep this Prospectus Supplement with your Prospectus for future reference.

The fourth and fifth paragraphs under the heading "Management of the Company" on page 22 are replaced by the following paragraph:

      "The manager of the Managed Equity Fund, Asset Allocation Fund, International Index Fund, and Mid-Cap Equity Fund is David A. Kaslow, CFA, vice president of the Investment Adviser. Mr. Kaslow has managed the Asset Allocation Fund, International Index Fund, and Mid-Cap Equity Fund since January 1, 1997 and the Managed Equity Fund since October 1998. Prior to joining the Investment Adviser in 1994, Mr. Kaslow performed equity research at FBW Investment Management. Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University in St. Louis, Missouri."

                       GENERAL AMERICAN CAPITAL COMPANY
                             PROSPECTUS SUPPLEMENT
                             Dated October 2, 1998


This page supplements the General American Capital Company Prospectus dated May 1, 1998, as set forth below. Please keep this Prospectus Supplement with your Prospectus for future reference.

The first two full paragraphs on page 14 are replaced by the following paragraph:

      "The manager of the Managed Equity Fund and the Asset Allocation Fund is David A. Kaslow, CFA, vice president of the Investment Adviser. Mr. Kaslow has managed the Asset Allocation Fund since January 1, 1997 and the Managed Equity Fund since October 1998. Prior to joining the Investment Advisor in 1994, Mr. Kaslow performed equity research at FBW Investment Management. Mr. Kaslow has a bachelor's degree from Tulane University and a master's degree from Washington University in St. Louis, Missouri."